POST RETIREMENT BENEFIT PLAN (Details 5)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Weighted-average assumption used to determine benefit obligation:
Discount rate	4.25%	4.25%
Rate of compensation increase	-	-
Weighted-average assumptions used to determine benefit costs:
Discount rate	4.00%	5.00%